SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Accounting Policies [Line Items]
Goodwill impairment losses	$ 20,402
Shipping expenses	976	$ 2,685	$ 4,047
Advertising expenses	181	273	412
Research and development expenses	2,540	2,477	$ 1,591
Restricted cash held by trustees	8,524	$ 15,441
Impairment of long lived assets	10,137
Warranty expenses	$ 864	$ 361	$ 556
Short-Term [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	0.19%	0.39%
Long-Term [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	5.84%	7.78%